Non-controlling Interests - Summary of Non-controlling Interests in Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Beginning balance	$ (893,211)
Non-controlling interest's share of loss	(16,924)	$ (70,319)
Ending balance	(910,135)	(893,211)
Oyu Tolgoi [member]
Disclosure of subsidiaries [line items]
Beginning balance	(893,211)	(822,892)
Non-controlling interest's share of loss	(16,924)	(70,319)
Common share investments funded on behalf of non-controlling interest	175,100	95,200
Funded amounts repayable to the Company	(175,100)	(95,200)
Ending balance	$ (910,135)	$ (893,211)